Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The interim condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The condensed consolidated financial information as of June 30, 2026 and for the six months ended June 30, 2026 and 2025 has been prepared pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The interim financial information should be read in conjunction with the consolidated financial statements and the notes thereto for the fiscal years ended December 31, 2025 and 2024, included in the Company’s Annual Report on Form 20-F filed on April 27, 2026.

In the opinion of the management, the accompanying condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the years ended December 31, 2025 and 2024.

Basis of consolidation

Basis of consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

All intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determinations of the useful lives and valuation of long-lived assets, allowances for credit losses for accounts receivable and other receivables, valuation of deferred tax assets, and other provisions and contingencies.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company and its subsidiaries is U.S. dollars (“US$”) and the accompanying condensed consolidated financial statements have been expressed in US$.

In general, for consolidation purposes, assets and liabilities of the Company and its subsidiaries whose functional currency is not US$, are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company and its subsidiaries are recorded as a separate component of accumulated other comprehensive income (loss) within the consolidated statement of shareholders’ equity.

Translation of amounts from HKD, SGD and RMB into US$ has been made at the following exchange rates for the respective periods:

	June 30, 2026	December 31, 2025
HKD exchange rate for balance sheet items, except for equity accounts	7.8420	7.7833
SGD exchange rate for balance sheet items, except for equity accounts	1.2941	1.2859
RMB exchange rate for balance sheet items, except for equity accounts	6.7851	6.9931

	For the Six Months Ended June 30,
	2026	2025
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8243	7.7917
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.2775	1.3237
RMB exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	6.8624	7.2526

No representation is made that the HKD, SGD and RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Accounts receivable

Accounts receivable

On January 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Company’s unaudited condensed consolidated financial statements. In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 – Revenue from Contracts with Customers. Under this practical expedient, entities may assume that current conditions as of the balance sheet date do not change for the remaining life of the asset. The ASU is effective for financial statements issued for fiscal years beginning after December 15, 2025. Early adoption is permitted. The Company adopted this ASU from January 1, 2026, and it has no material impact on its unaudited condensed consolidated financial statements. Accounts receivables are recorded at the gross amount less an allowance for any expected credit losses and do not bear interest.

The management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the condensed consolidated statements of income and comprehensive income. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of June 30, 2026 and December 31, 2025, there were no allowances for credit losses for accounts receivable.

Inventories

Inventories

Inventories, consisting of cosmetics and other beauty products available for sale, are stated at the lower of cost or net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged goods and slow-moving merchandise, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased. Write-downs are recorded in cost of revenues in the condensed consolidated statements of income and comprehensive income. For the six months ended June 30, 2026 and 2025, the Company wrote down inventory by $188,715 and $nil due to damages and slowing moving merchandise.

Revenue recognition

Revenue recognition

In accordance with ASC 606, revenues are recognized when control of the promised products is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products. The Company also evaluates whether it is appropriate to record the gross amount of product sales. When the Company is a principal, and the Company obtains control of the specified goods before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled to in exchange for the specified goods transferred. Revenues are recorded net of value-added taxes.

Sales of cosmetics and other beauty products

For the six months ended June 30, 2026 and 2025, the Company generated revenues primarily from selling cosmetics and other beauty products. The Company identifies a single performance obligation from contracts which is the sales of cosmetics and other beauty products. The Company recognizes the product revenue on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, subject to inventory risks and has the discretion in establishing prices. The Company recognizes revenues at a point in time when the control over the cosmetics and other beauty products are transferred to customers.

The Company recognizes revenues net of return allowances and consideration payable to customers when the products are delivered, and control is transferred to customers. For sales with return conditions, the Company reasonably estimates the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. As of June 30, 2026 and December 31, 2025, the Company did not record return allowance because the Company did not expect a significant reversal in the amount of cumulative revenue.

Provision of operation services

The Company also generated revenues from provision of operation services for online stores owned by customers. The operation services cover marketing and promotion of cosmetics products, warehouse management, logistics of products, and customer relationship services. The Company identifies a single performance obligation from contracts. The transaction price is determined by a fixed percentage of sales volume. There were no variable considerations, significant financing components or payments to customers in the agreements with customers. The Company recognizes revenues over time when service is provided. The Company has a right to considerations from the customers in an amount that corresponds directly with the value the Company’s performance completed to date. The Company adopted practical expedient under ASC 606-10-55-18, and recognized revenues from provision of operation services based on amounts invoiced to the customers.

Contract balances

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its condensed consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Company has transferred services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. As of June 30, 2026 and December 31, 2025, the Company did not record contract assets.

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under operation service arrangements. As of June 30, 2026 and December 31, 2025, the Company had customer advances of $98,589 and $909,243, respectively. Customer advances of $909,243 and $187,913 as of December 31, 2025 and 2024 were recognized as revenues in the six months ended June 30, 2026 and 2025, respectively. The Company expects to recognize the customer advances of $98,589 as of June 30, 2026 in the six months ending December 31, 2026.

For the six months ended June 30, 2026 and 2025, the Company disaggregate revenue into two revenue streams as the following table:

	For the Six Months Ended June 30,
	2026	2025
Revenues
Sales of cosmetics and other beauty products	$57,003,534	$43,777,664
Provision of operation services	2,714,653	2,876,483
Total revenue	$59,718,187	$46,654,147

The Company disaggregates revenue by timing of revenues recognition as the following table:

	For the Six Months Ended June 30,
	2026	2025
Revenues
Goods transferred at a point in time	$57,003,534	$43,777,664
Services transferred over time	2,714,653	2,876,483
Total revenue	$59,718,187	$46,654,147

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one principal reportable segment as defined by ASC 280. The single reportable segment contains sales of cosmetics and other beauty products and provision of operation services. The Company has concluded that consolidated net income (loss) the measure of segment profitability. CODM assesses performance for the Company, monitors budget versus actual results and determines how to allocate resources based on consolidated net income (loss) as reported in the condensed consolidated statements of operations. Within the information provided, the CODM specifically reviews promotion and advertising expenses, which are a significant segment expense, as this represents significant cost affecting the Company’s decision on how to cooperate with different brands. Other operating expenses are reviewed in aggregate.

	For the Six Months Ended June 30,
	2026	2025
Revenues	$59,718,187	$46,654,147
Cost of revenues	(51,395,500)	(39,792,626)
Promotion and advertising expenses	(1,396,906)	(1,680,665)
Other operating expenses	(5,282,758)	(3,686,664)
Total other expenses, net	(227,036)	(124,382)
Income tax expenses	(452,285)	(1,537,266)
Net income (loss) from continuing operations	$963,702	$(167,456)

The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are all located in the PRC (including mainland China and Hong Kong) and substantially all of the Company’s revenues are derived from the PRC (including mainland China and Hong Kong). Therefore, no geographical segments are presented.

Recently issued accounting standards

Recently issued accounting standards

On December 17, 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On December 8, 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides “interim financial statements and notes in accordance with GAAP.” The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must “disclose events since the end of the last annual reporting period that have a material impact on the entity.” For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as employee compensation, depreciation, amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. As an Emerging Growth Company (“EGC”), the Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its condensed consolidated financial condition, results of operations, cash flows or disclosures.

Significant risks and uncertainties

Significant risks and uncertainties

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and prepayments and other current assets. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2026, the Company held cash and cash equivalents of $4,071,690, among which $3,405,363 were deposited in financial institutions located in Hong Kong, $405,603 were deposited in financial institutions located in Mainland China, and the remaining were deposited in Singapore and the United States. Each bank account in Mainland China is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $73,700), while the bank accounts in Hong Kong, are not insured. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in the PRC and Hong Kong which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The risk with respect to accounts receivable, prepayments and other current assets is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances.

Most of the Company’s operations are carried out in Hong Kong, while partial of the Company’s business is conducted in mainland China. As mainland China government has exerted more oversight in Hong Kong, the Company’s business, financial condition and results of income may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

2) Foreign currency risk

Substantially all of the Company’s operating activities and the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.